December 09, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE

Washington, D.C. 20549

Re: Dreyfus Bond Funds, Inc

- Dreyfus Municipal Bond Fund

1933 Act File No. 2-56878 1940 Act File No. 811-2653

Dear Sir/Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, transmitted for filing is one copy of an EDGARized version of a Supplement for Dreyfus Municipal Bond Fund dated December 9, 2009, to the Prospectus dated January 1, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6817.

Very truly yours, /s/Yaroslava Kouskovskaya Yaroslava Kouskovskaya

Enc.